Shareholders’ Equity	12 Months Ended
Jun. 30, 2025
Shareholders’ Equity [Abstract]
Shareholders’ equity

Note 15 – Shareholders’ equity

Shares Reverse Split

On September 29, 2024, the Company held its 2024 annual meeting of shareholders, pursuant to which the shareholders of the Company approved the proposal to effect a reverse share split at a ratio of up to one-for-two hundred fifty (“Reverse Split”), and immediately after the approval of the Reverse Split, the subdivision of the Company’s authorized share capital to US$32,000,000, divided into: (i) 280,000,000,000 Class A Ordinary Shares of US$0.0001 par value each; and (ii) 40,000,000,000 Class B Ordinary Shares of US$0.0001 par value each. Effective November 15, 2024, the Company effected a 100-for-1 reverse share split of its Class A and Class B ordinary shares. Upon execution of the 100-for-1 reverse share split, the Company recognized additional 7,258 Class A ordinary shares due to round up adjustment. All share amounts have been retroactively restated to reflect the alteration of the authorized issued share capital of the Company.

On June 29, 2025, the Company held its 2025 annual meeting of shareholders, pursuant to which the shareholders of the Company approved the proposal to authorize the Company’s board of directors (the “Board”) to effect a reverse share split (the “Reverse Share Split” and share consolidation (the “Share Consolidation”) (the Reverse Share Split and Share Consolidation, the “Reverse Share Split and Share Consolidation”), of the Company’s authorized and issued share capital, at a ratio of up to one-for-one hundred. Such Reverse Share Split and Share Consolidation to be effected, at the specific Approved Consolidation Ratio (subject to the above maximum), as to be determined by the Board, and in order to effect the Reverse Share Split and Share Consolidation and subject to adjustment pending the Board’s determination of the precise Approved Consolidation Ratio of the Reverse Share Split and Share Consolidation, the authorized share capital of the Company shall be altered from US$32,000,000 divided into (i) 280,000,000,000 Class A Ordinary Shares of a par value of US$0.0001 each, and (ii) 40,000,000,000 Class B Ordinary Shares of a par value of US$0.0001 each, to US$32,000,000 divided into (i) 11,200,000,000 Class A Ordinary Shares of a par value of US$0.0025 each and 1,600,000,000 Class B Ordinary Shares of a par value of US$0.0025 each. Effective August 22, 2025, the Company effected a 25-for-1 reverse share split of its Class A and Class B ordinary shares. All share amounts have been retroactively restated to reflect the alteration of the authorized issued share capital of the Company.

Issuance of Class A Ordinary Shares

On November 8, 2023, the Company entered into a certain securities purchase agreement with Vast Ocean Inc., the largest shareholder of the Company, pursuant to which the Company agreed to sell 448 Class A ordinary shares, par value $0.0025 per share, at a per share purchase price of $625.00 (the “Offering”). This Offering was unanimously approved by the audit committee of the board of directors of the Company consisting only of independent directors. The gross proceeds to the Company from this Offering are $280,000, before deducting any fees or expenses. The Company used the net proceeds from this Offering for working capital and general corporate purposes. The Offering closed on November 9, 2023.

On November 20, 2023, the Company entered into certain securities purchase agreement (the “SPA 6”) with Vast Ocean Inc. (the “Purchaser”), the largest shareholder of the Company, as such term is defined in Section 4(a)(2) of the Securities Act of 1933, as amended, pursuant to which the Company agreed to sell 800 Class A ordinary shares, (the “Shares”) par value $0.0025 per share (the “Class A Ordinary Shares”), at a per share purchase price of $625.00 (the “Offering”). The gross proceeds to the Company from this offering was $500,000, before deducting any fees or expenses. The Company used the net proceeds from this Offering for working capital and general corporate purposes. The Offering closed on November 21, 2023.

On December 28, 2023, the Company entered into certain securities purchase agreement (the “SPA7”) with a certain sophisticated investor (the “Purchaser”) as such term is defined in Rule 506(b) of Regulation D of the Securities Act of 1933, as amended (the “Securities Act”), pursuant to which the Company agreed to sell 6,000 ordinary shares (the “Shares”) par value $0.0025 per share, at a per share purchase price of $1,000.00 (the “Offering”). The gross proceeds to the Company from this Offering were approximately $600,000. The Offering closed on January 26, 2024, upon satisfaction of all closing conditions.

On August 22, 2024, the Company entered into certain securities purchase agreement (the “SPA8”) with a certain sophisticated investor as such term is defined in Rule 506(b) of Regulation D of the Securities Act of 1933, as amended, pursuant to which the Company agreed to sell 940 Class A ordinary shares, par value $0.0025 per share, at a per share purchase price of $1,000.00. The gross proceeds to the Company from this Offering will be $940,000. The Offering closed on September 12, 2024, upon satisfaction of all closing conditions.

Restricted Stock Grants

Restricted stock grants are measured based on the market price on the grant date. The Company has granted restricted Class A ordinary shares to the members of the board of directors (the “Board”), senior management and consultants.

In August 2023, the Company granted an aggregate of 2 restricted Class A ordinary shares, which will be issued with a fair value of $6,400 to Ms. Wei Zhang, the Company’s chairwoman, pursuant to her employment contract. These shares will vest quarterly over the required service period of one year starting from August 9, 2023, to August 8, 2024.

In February 2024, the Company granted an aggregate of 20 restricted Class A ordinary shares, which will be issued with a fair value of $14,000 to Mr. Louis Luo, the Company’s CEO, pursuant to his employment contract. These shares will vest quarterly over the required service period of one year starting from February 14, 2024, to February 13, 2025.

In April 2024, the Company granted an aggregate of 2 restricted Class A ordinary shares, which will be issued with a fair value of $660 to Ms. Lili Jiang, the Company’s CFO, pursuant to her employment contract. These shares will vest quarterly over the required service period of one year starting from April 1, 2024, to March 31, 2025.

In August 2024, the Company granted an aggregate of 2 restricted Class A ordinary shares, which will be issued with a fair value of $2,900 to Ms. Wei Zhang, the Company’s chairwoman, pursuant to her employment contract. These shares will vest quarterly over the required service period of one year starting from August 9, 2024, to August 8, 2025.

In February 2025, the Company granted an aggregate of 20 restricted Class A ordinary shares, which will be issued with a fair value of $595 to Mr. Louis Luo, the Company’s CEO, pursuant to his employment contract. These shares will vest quarterly over the required service period of one year starting from February 14, 2025, to February 13, 2026.

In April 2025, the Company granted an aggregate of 2 restricted Class A ordinary shares, which will be issued with a fair value of $22 to Ms. Lili Jiang, the Company’s CFO, pursuant to her employment contract. These shares will vest quarterly over the required service period of one year starting from April 1, 2025, to March 31, 2026.

For the years ended June 30, 2025, 2024 and 2023, the Company recognized approximately $13,000, $0.1 million and $0.1 million compensation expense related to restricted stock grants, respectively.

Following is a summary of the restricted stock grants:

Restricted stock grants	Shares	Weighted Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value
Unvested as of June 30, 2023	14	$4,225.00	$-
Forfeited	-	$-	-
Granted	23	$900.00	-
Vested	(23)	$2,950.00	-
Unvested as of June 30, 2024	14	$725.00	$-
Forfeited	-	$-	-
Granted	23	$152.74	-
Vested	(23)	$546.17	-
Unvested as of June 30, 2025	14	$46.76	$-

Class A Ordinary Shares Issued for Compensation

In October 2024, the Board granted an aggregate of 3,325 Class A ordinary shares, which were issued with a fair value of $1,662,400, determined using the closing price of $500.00 on October 21, 2024, to three managements and employees under the 2024 Equity Inventive Plan. These shares vested immediately upon grant.

For the years ended June 30, 2025, 2024 and 2023, the Company recorded approximately $1.7 million, nil and $2.8 million stock compensation expense related to Class A ordinary shares grants, respectively.

Class A Ordinary Shares Issued for Services

In December 2022, the Board granted an aggregate of 600 Class A ordinary shares with a fair value of $1,065,000, determined using the closing price of $1,775.00 on December 19, 2022, to four service providers. The value of these shares is being amortized over the service from December 19, 2022, to December 18, 2023.

In March 2023, the Board granted an aggregate of 720 Class A ordinary shares with a fair value of $3,312,000, determined using the closing price of $4,600.00 on March 27, 2023, to four service providers. The value of these shares has certain vesting conditions to be performed by the service providers. The value of these shares is being amortized over the service from October 2023 to March 2024.

For the years ended June 30, 2025, 2024 and 2023, the Company amortized approximately nil, $3.8 million and $0.6 million stock compensation expense related to services, respectively.

Class A Ordinary Shares Issued for Acquisitions

In May 2023, the Company entered into a certain concert cooperation agreement (“Agreement”) by and among Rich America Inc., an Ohio corporation, (“Rich America”), Color Star DMCC and the Company. Pursuant to the Agreement, Rich America agreed to have certain music artists represented by Rich America perform at nine concert events organized by Zeta to be held between May 2023 and March 2024 (the “Concerts’) for an aggregate consideration of $8,000,000, to be paid in 2,560 restricted Class A Ordinary Shares, par value $0.0025 per share, of the Company (the “Shares”). The shares were valued at $3,125.00 per Class A ordinary shares and issued in July 2024.

In December 2023, the Company issued 9,600 of restricted Class A ordinary shares to a vendor in exchange for the Artist’s right, title and interests in and to 24 pieces of music works created by the vendor. The shares were valued at $750.00 per Class A ordinary shares with total consideration of $7,200,000.

The Company entered into certain copyright acquisition agreement (“Copyright Agreement”) dated as of January 9, 2025, by and among Nine Star Parties and Entertainment LLC., an Ohio limited liability company (“Nine Star”), the Company, and Color Star DMCC and wholly owned subsidiary of the Company. Pursuant to the Agreement, Nine Star agreed to sell to Color Star DMCC all of Nine Star’s right, title and interests in and to 27 pieces of music works created by Nine Star (the “Works”), for an aggregate consideration of $8,100,000, to be paid in 90,000 restricted Class A Ordinary Shares, par value $0.0025 per share, of the Company (the “Shares”). The restricted Shares were issued on February 5, 2025. However, as of the date of the issuance of these consolidated financial statements, the Works have not been transferred or assigned to the Company and the Company canceled the 90,000 shares on October 15, 2025. The Company considered these transactions have never been taken place as Nine Star did not complete its performance duties of transferring or assigning the copyrights to the Company.

On February 26, 2025, Model Queen entered into a certain purchase and sale agreement with BTC KZ (“BTC KZ”), pursuant to which Model Queen shall purchase certain cryptocurrency mining hardware and other equipment (“Equipment”) from BTC KZ from time to time in separate purchase orders.

The parties agreed that the purchase was made using a combination of $9,000,000 in cash (“Cash Consideration”) and $26,000,000 payable in 650,000 restricted Class A ordinary shares (“Share Consideration”), issued by the Company. The Share Consideration was issued on March 10, 2025, and the Cash Consideration of $3,400,000 was paid in May and June 2025.

Warrants

Pursuant to the SPA dated September 27, 2024, the Company issued the Initial Note and accompanying with the Series A Warrants to purchase up to an aggregate of 1,142 Ordinary Shares, with an exercise price of $4,000.00 per Ordinary Share (the “Initial Warrants”). The Company estimates that the fair value of the Initial Warrants on the date of grant is approximately $2.9 million, using Black-Scholes Model. The fair value of the warrants is estimated using the following assumptions: (1) expected volatility of 147.79%, (2) risk-free interest rate of 3.50%, (3) expected life of 5.125 years, (4) exercise price of $4,000.00 and (5) stock price of $2,825.00. The Company then applied the relative fair value of the Initial Warrants of approximately $1.6 million, net of issuance cost of approximately $0.5 million into capital and recognized the same value as a deemed dividend at the time of issuance.

Pursuant to the SPA dated September 27, 2024, the Company issued the New Notes 3 accompanying with the Series B Warrants to purchase up to an aggregate of 98,708 Ordinary Shares, with an exercise price of $52.75 per Ordinary Share (the “New Warrants”). The Company estimates that the fair value of the New Warrants on the date of grant is approximately $4.0 million, using Black-Scholes Model. The fair value of the warrants is estimated using the following assumptions: (1) expected volatility of 160.46%, (2) risk-free interest rate of 4.39%, (3) expected life of 5.0 years, (4) exercise price of $52.75 and (5) stock price of $43.75. The Company then applied the relative fair value of the Initial Warrants of approximately $2.3 million, net of issuance cost of approximately $0.4 million into capital and recognized the same value as a deemed dividend at the time of issuance.

The summary of warrant activity is as follows:

	Warrants Outstanding	Weighted Average Exercise Price	Average Remaining Contractual Life
June 30, 2022	742	$88,000.00	3.00
Granted	718	$8,000.00	4.95
Forfeited	-	$-	-
Exercised	(169)	$3,025.00	-
June 30, 2023	1,291	$41,875.00	3.30
Granted	-	$-	-
Forfeited	(200)	$134,000.00	-
Exercised	(43)	$625.00	-
June 30, 2024	1,048	$21,900.00	2.89
Granted	99,849	$97.87	4.55
Forfeited	(22)	$86,910.83	-
Exercised	(339)	$2,501.83	-
June 30, 2025	100,536	$225.25	4.53

Conversion of convertible notes payable into Class A Ordinary Shares

During the year ended June 30, 2025, convertible note payable of $15,280,321 was converted into the Company’s Class A ordinary shares of 413,603 at an average conversion price of $36.94 per share. See Note 14 – convertible notes payable for details.